Average Annual Total Returns - FidelityFlexInternationalIndexFund-PRO - FidelityFlexInternationalIndexFund-PRO - Fidelity Flex International Index Fund	Dec. 30, 2023
Fidelity Flex International Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(15.71%)
Past 5 years	1.00%
Since Inception	4.23%	[1]
Fidelity Flex International Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.09%)
Past 5 years	0.59%
Since Inception	3.78%	[1]
Fidelity Flex International Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.80%)
Past 5 years	0.87%
Since Inception	3.38%	[1]
MS112
Average Annual Return:
Past 1 year	(15.86%)
Past 5 years	1.05%
Since Inception	4.37%	[1]

[1]	AFrom March 9, 2017.